Other revenues (Tables)	12 Months Ended
Dec. 31, 2021
Other revenues
in	2021	2020	2019
Other revenues (CHF million)
Noncontrolling interests without SEI	2	0	0
Loans held-for-sale	(90)	(34)	(14)
Long-lived assets held-for-sale	232	26	252
Equity method investments	60	(254)	232
Other investments	253	769	1,141
Other	832	786	959
Other revenues	1,289	1,293	2,570

Bank
Other revenues
in	2021	2020	2019
Other revenues (CHF million)
Loans held-for-sale	(90)	(34)	(14)
Long-lived assets held-for-sale	232	26	252
Equity method investments	60	(255)	230
Other investments	256	769	1,142
Other	1,108	1,009	1,183
Other revenues	1,566	1,515	2,793